                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA         August 14, 2008
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      41
Form 13F Information Table Value Total: 455,466(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Brightpoint Capital Partners Master Fund, LP
FORM 13F
30-Jun-08



                                                                                                 Voting Authority
                                                                                                 ----------------
                                                                Value  Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class       CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers    Sole   Shared None
--------------                 -------------- --------------- -------- ------- --- ---- ------- -------- --------- ------ ----
Actuate Corporation                 COM           00508B102      3089   790000 SH         Sole             790000
Acxiom Corp                         COM             5125109      7315   636600 SH         Sole             636600
Advocat Inc Com                     COM             7586100      3054   283300 SH         Sole             283300
Agnico-Eagle Mines Ltd              COM           008474108     14465   194500 SH         Sole             194500
Allot Communication Shs             COM           M0854Q105      2433   827500 SH         Sole             827500
Alloy Inc New Com                   COM           198553034      5864   811000 SH         Sole             811000
Allscripts Healthcare               COM           01988P108     19187  1546120 SH         Sole            1546120
Baker Hughes Inc                    COM           572241073     14935   171000 SH         Sole             171000
Brocade Communications Systems      COM           111621306     24638  2990000 SH         Sole            2990000
Cadence Design Sys Inc              COM           127387108     16544  1638000 SH         Sole            1638000
Covidien Ltd                        COM           G2552X108     18917   395000 SH         Sole             395000
Discovery Holding Co                COM           25468Y107     26791  1220000 SH         Sole            1220000
Dycom Inds Inc                      COM           267475101     13017   896490 SH         Sole             896490
Eaton Corp                          COM           278058102      6713    79000 SH         Sole              79000
Epicor Software Corp                COM           29426L108      2170   314000 SH         Sole             314000
Fiserv Inc                          COM           337738108      9936   219000 SH         Sole             219000
GP Strategies Corp                  COM           36225v104      3466   344900 SH         Sole             344900
General Communication CL A          COM           369385109      3787   551199 SH         Sole             551199
Gevity HR, Inc                      COM           374393106       458    85200 SH         Sole              85200
Global Industries Ltd               COM           379336100     14344   800000 SH         Sole             800000
Goldcorp Inc                        COM           380956409     11750   254500 SH         Sole             254500
Granite Construction Inc            COM           387328107      5234   166000 SH         Sole             166000
HMS Holdings Corp                   COM           40425J101      7118   331514 SH         Sole             331514
Helix Energy Solutions Group        COM           42330P107     14699   353000 SH         Sole             353000
IPATH DJ-AIG LIVESTOCK SUB          COM           06739H743     13652   315000 SH         Sole             315000
Information Services Group Inc      COM           45675Y104       913   190300 SH         Sole             190300
Labopharm Inc                       COM           504905100       365   208300 SH         Sole             208300
Linn Energy, LLC                    COM           536020100     13916   560000 SH         Sole             560000
M & F Worldwide Corp                COM           552541104     32431   825000 SH         Sole             825000
Monsanto                            COM           61166W101     20546   162500 SH         Sole             162500
Nalco Holding Co                    COM           62985Q101      5171   244500 SH         Sole             244500
OSG America L.P.                    COM           671028108      4889   358200 SH         Sole             358200
Philip Morris International In      COM           718172109     21732   440000 SH         Sole             440000
Rio Tinto PLC ADR                   COM           767204100     11137    22500 SH         Sole              22500
SAIC Inc                            COM           78390X101     14359   690000 SH         Sole             690000
Safeway Inc Com New                 COM           786514208     20119   704700 SH         Sole             704700
Syneron Medical Ltd Ord Shs         COM           M87245102     11679   710400 SH         Sole             710400
Transocean Inc                      COM           G90073100     14248    93500 SH         Sole              93500
Tyco International, Ltd             COM           G9143X208     16376   409000 SH         Sole             409000
US Physical Therapy                 COM           90337L108      1964   119700 SH         Sole             119700
Waste Services Inc                  COM           941075202      2045   290532 SH         Sole             290532


